Putnam
Managed
High Yield
Trust

SEMIANNUAL REPORT

November 30, 1996

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* Morningstar, an independent rating agency, gave Putnam Managed High Yield Trust's class A shares its highest ranking of 5 stars for overall performance as of December 31, 1996 (based on the fund's 3-year annual returns). This rating put the fund among 10% of the 135 taxable bond funds rated.*

* "Unlike other areas of the fixed-income market, where prices are closely correlated to interest rates, performance in the high-yield arena depends on astute security selection. That's why professionally managed high-yield funds are a safer bet for most people than buying individual issues."

                          -- The Wall Street Journal, June 6, 1996
       CONTENTS

 4     Report from Putnam Management

 8     Fund performance summary

10     Portfolio holdings

21     Financial statements

28     Results of December 5, 1996, shareholder meeting

* Morningstar ratings reflect risk-adjusted performance through 12/31/96 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. The 1-year rating is calculated using the same methodology, but it is not a component of the overall rating. For the 3-year performance, the fund received 5 stars and there were 135 taxable bond funds rated. 10% of the funds in an investment category receive 5 stars; 22.5% receive 4; 35% receive 3 stars. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Putnam Managed High Yield Trust reached the midpoint of its current fiscal year on November 30, 1996, on a high note, as the sector of the fixed-income market in which it focuses its investments continued to thrive along with the economy. What is more, high-yield bonds show no signs of losing any of their vigor in the months ahead. This prospect bodes well for your fund as it enters the second half of fiscal 1997.

Choosing the right securities from this universe means, among other things, seeking out the companies least likely to default on their obligations. Thus Putnam's extensive credit research capability played a more important role than ever before in the management of your fund in the prevailing market.

Fund Manager Jennifer Leichter will continue to tap that valuable resource heavily as she leads the fund through the fiscal year's second half. Jennifer discusses the fund's performance and prospects in the following report.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

January 15, 1997



Report from the Fund Manager
Jennifer E. Leichter

Propelled by enduring economic expansion and healthy corporate earnings, high-yield bonds sustained their spirited performance through much of calendar 1996. Amid this rally, Putnam Managed High Yield Trust's strategy of diversification across promising market sectors enabled it to capitalize on prevailing trends and post favorable total returns for the semiannual fiscal period ended November 30, 1996. Complete performance information appears on pages 8 and 9.

* AMONG HIGH-YIELD BONDS, ABUNDANT SUPPLY FEEDS HARDY DEMAND

After investors enjoyed a year of outstanding economic growth in 1995, many economists predicted a slump in 1996. However, economic indicators showed resilience during the year, and, on several occasions, the Fed opted to allow interest rates to run their course. Through it all, the economy coasted along at a pace that bolstered the markets while keeping inflation at bay.

As economic growth thrived, so did the level of new high-yield bond issuance. Issuers began calendar 1996 at full sprint, bringing to market $33.7 billion in new high-yield bonds by the end of April (more than twice the amount issued over the same four-month period in 1995). In the months that followed, new bonds continued to flow into the market at a comparable pace and were absorbed by equally vigorous demand. Convinced that recession was unlikely in 1996, investors remained committed to high-yield bond investing and readily snatched up the new offerings. As a result, high-yield bond funds have enjoyed nearly uninterrupted positive cash flows since January of 1996.

Within the high-yield universe, lower-quality securities sharply outperformed higher-quality Ba-rated bonds through much of the fiscal period. Investors became more comfortable buying lower-grade bonds early in the period when the economy exhibited stronger-than-expected growth and other sectors of the bond market -- particularly Treasury securities -- began to struggle. When Treasuries (which are considered the highest-quality securities available) started to rebound at the end of September, higher-rated high-yield bonds prospered as well. For the period as a whole, B-rated bonds outpaced higher-quality bonds, and your fund's substantial allocation to these lower-grade securities enabled it to benefit substantially from their superior relative performance.

* TELECOMMUNICATIONS INVESTMENTS CONTINUE TO FLOURISH

The long-awaited passage of the telecommunications deregulation reform bill in February 1996 had a significant impact on the high-yield market. The new law loosens onerous restrictions on radio stations, cable television, and long distance telephone service. It allows a single company to offer services in more than one of these areas (for example, a telephone company may provide cable television service) or to own more than one provider of a particular service in a certain region (a company may own several radio stations in one city). Such freedom provides economies of scale as companies spread their operating costs over more than one outlet.

Among the fund's holdings, several competitive access providers (CAPs) -
- which compete against local telephone companies primarily for commercial customers -- were among the portfolio's most impressive performers during the semiannual period. Companies of this type issue high-yield securities to help finance the construction of the fiber-optic network required to attract corporate customers and compete with larger telephone service providers. Bonds issued by MFS Communications and Intermedia Communications delivered solid gains for the fund, as did those issued by Intelcom, another large CAP in the United States. Intelcom's stock and bonds have prospered as it continues to build its business. Furthermore, we believe Intelcom's strategy of continued development with an eye toward eventual sale or strategic alliance within the next two years speaks well of its high-yield potential. While these securities and others discussed in this report were viewed favorably during the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC PIE CHART OMITTED: CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa--              1.84%

Baa--              0.66%

Ba--              22.58%

B--               70.77%

Below B--          0.84%

Rating pending--3.31%

Footnote reads:
* As a percentage of market value as of 11/30/96. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's description unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

Elsewhere in the telecommunications industry, a noteworthy trend is developing in the United Kingdom, where corporations are permitted to jointly market telephone and cable television services. At the end of calendar 1995, when the license holders sought high-yield bond financing to construct competitive systems, we invested in several players in this industry including Telewest Communications, Videotron Holdings, International Cabletel, and Diamond Cable Communications. Late in the period, Videotron was sold to a partnership made up of Bell Canada and Cable and Wireless Plc. This acquisition helped to focus investor interest on the telephone/cable television duopolies in the United Kingdom and boosted security values.

* RETAIL AND GAMING HOLDINGS BOOST PERFORMANCE

Outside of the telecommunications industry, the fund profited from investments in the retail industry. In this sector, your fund emphasizes specialty niche-oriented boutiques such as Loehmans (an off-price retailer), Specialty Retailers Inc. (a regional company based in Texas), and Mother's Work (a marketer of maternity clothes). Sustained economic growth during the fiscal period drove income levels upward, providing consumers with more discretionary income to spend at retail stores.

Your fund continued to benefit from its exposure to the gaming industry, another solid performer during the period. This industry typically offers bonds with higher yields than other high-yield sectors offer because gaming does not have the wide appeal that other sectors enjoy. Despite such necessarily limited demand, this sector's high-yield bonds rallied impressively during the period, driving prices higher and pushing yields down toward rates that were in line with those of other sectors. Among gaming companies, your fund focuses on smaller regional facilities whose bonds still offer attractive yield advantages.



[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Cable television             6.9%

Recreation and gaming        6.6%

Telecommunications           6.5%

Cellular communications      5.5%

Electric utilities           5.5%

Footnote reads:
* Based on net assets as of 11/30/96. Sectors will vary over time.

* A HEALTHY OUTLOOK FOR BOND MARKETS

In the coming months, we expect business prospects to improve generally as telecommunications deregulation continues to enhance revenues and consolidation strengthens cash flows and drives down operating costs. Our outlook for the economy is one of moderate growth in the near term and a potential slowdown in economic growth toward mid-to-late 1997 -- with inflation remaining negligible. As economic and market conditions develop, we will maintain our strategy of diversification among sectors that we believe offer the greatest potential for solid, consistent performance.

Footnote reads:
The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/96, there is no guarantee the fund will continue to hold these securities in the future.

High-yielding, lower-rated securities pose a greater risk to principal than higher-rated securities. High-yield securities carry lower credit ratings than investment-grade securities because there is a greater possibility that negative changes in the issuer's business conditions or in general economic conditions may hinder the issuer's ability to pay principal and interest on its securities.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/96
                                            First Boston
                              Market         High Yield     Consumer
                      NAV     price          Bond Index     Price Index
------------------------------------------------------------------------
6 months             5.84%    5.80%             6.49%         1.28%
------------------------------------------------------------------------
1 year              14.55    10.93             11.67          3.26
------------------------------------------------------------------------
Life of fund
(6/25/93)           39.64    30.10             37.15          9.83
Annual average      10.19     7.95              9.68          2.76
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/96
------------------------------------------------------------------------
Distributions (number)                          6
------------------------------------------------------------------------
Income                                      $0.66
------------------------------------------------------------------------
  Total                                     $0.66
------------------------------------------------------------------------
Share value                     NAV                      Market price
------------------------------------------------------------------------
5/31/96                      $13.78                            $13.750
------------------------------------------------------------------------
11/30/96                      13.91                             13.875
------------------------------------------------------------------------
Current return(end of period)   NAV                      Market price
------------------------------------------------------------------------
Current dividend rate1         9.49%                              9.51%
------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)
                                                           Market
                                    NAV                    price
------------------------------------------------------------------------
6 months                            6.90%                  8.73%
------------------------------------------------------------------------
1 year                             14.15                  15.03
------------------------------------------------------------------------
Life of fund (6/25/93)             41.55                  34.76
Annual average                     10.38                   8.84
------------------------------------------------------------------------

Footnote reads:
Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Market price is current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Index is an unmanaged list of lower-rated, high yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other cost, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
November 30, 1996 (Unaudited)


CORPORATE BONDS AND NOTES (84.0%) *
PRINCIPAL AMOUNT                                                                       VALUE

Advertising (0.4%)
--------------------------------------------------------------------------------------------
     $    50,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006           $       52,625
          45,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                   45,450
         285,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                291,407
                                                                              --------------
                                                                                     389,482

Aerospace and Defense (3.3%)
--------------------------------------------------------------------------------------------
         850,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                   884,000
         565,000  Greenwich Air Services, Inc. sr. notes 10 1/2s, 2006               601,725
         440,000  Howmet Corp. sr. sub. notes 10s, 2003                              474,100
         100,000  Moog Inc. sr. sub. notes Ser. B, 10s, 2006                         103,500
         200,000  Sequa Corp. med. term notes 10s, 2001                              210,552
       1,000,000  UNC, Inc. sr. notes 9 1/8s, 2003                                 1,015,000
         110,000  UNC, Inc. sr. sub. notes 11s, 2006                                 117,425
                                                                              --------------
                                                                                   3,406,302

Agriculture (1.3%)
--------------------------------------------------------------------------------------------
       1,102,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon
                  Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                          719,055
         634,068  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                  [2 DBL. DAGGERS]                                                   646,749
                                                                              --------------
                                                                                   1,365,804

Automotive Parts (2.3%)
--------------------------------------------------------------------------------------------
         275,000  A.P.S. Inc. company guaranty 11 7/8s, 2006                         299,750
         500,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004              555,000
         185,000  CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                       190,550
         250,000  Exide Corp. sr. notes 10s, 2005                                    260,625
          70,000  Hawk Corp. 144A sr. notes 10 1/4s, 2003                             71,400
         500,000  Key Plastics Corp. sr. notes 14s, 1999                             520,000
         415,000  Lear Corp. sub. notes 9 1/2s, 2006                                 446,125
          80,000  Speedy Muffler King, Inc. company guaranty 10 7/8s, 2006            85,200
                                                                              --------------
                                                                                   2,428,650

Banks (0.6%)
--------------------------------------------------------------------------------------------
         500,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005               522,500
         150,000  Provident Capital Trust 144A jr. sub. notes 8.6s, 2026             154,209
                                                                              --------------
                                                                                     676,709

Broadcasting (2.5%)
--------------------------------------------------------------------------------------------
         500,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                506,250
         600,000  Paxson Communications Corp. 144A sr. sub. notes
                  11 5/8s, 2002                                                      615,000
         848,000  Petracom Holdings, Inc. notes stepped-coupon zero %
                  (17 1/2s, 8/1/98), 2003 ++                                         729,280
         700,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006        735,000
                                                                              --------------
                                                                                   2,585,530

Building Products (0.6%)
--------------------------------------------------------------------------------------------
         335,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                       371,850
         250,000  Southdown Inc. sr. sub. notes Ser. B, 10s, 2006                    261,250
                                                                              --------------
                                                                                     633,100

Building and Construction (3.7%)
--------------------------------------------------------------------------------------------
         175,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006            178,063
          90,000  Clark Material Handling Co. 144A sr. notes 10 3/4s, 2006            92,025
         575,000  Inter-City Products sr. notes 9 3/4s, 2000                         580,750
         750,000  NVR, Inc. sr. notes 11s, 2003                                      783,750
         600,000  Presley Cos. sr. notes 12 1/2s, 2001                               585,000
         400,000  Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000                  412,000
       1,100,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                      1,188,000
                                                                              --------------
                                                                                   3,819,588

Buses (0.1%)
--------------------------------------------------------------------------------------------
         115,000  Blue Bird Body Co. 144A sr. sub. notes 10 3/4s, 2006               119,169

Business Services (1.0%)
--------------------------------------------------------------------------------------------
         720,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004        727,200
         150,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                  (United Kingdom)                                                   153,375
         155,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                    168,950
                                                                              --------------
                                                                                   1,049,525

Cable Television (6.9%)
--------------------------------------------------------------------------------------------
         974,095  Adelphia Communications Corp. sr. notes 9 1/2s, 2004
                  [2 DBL. DAGGERS]                                                   818,240
         200,000  Bell Cablemedia PLC sr. disc. notes zero %
                  (11.95s, 7/15/99), 2004 (United Kingdom)                           171,000
         250,000  CF Cable TV, Inc. sr. notes 11 5/8s, 2005 (Canada)                 290,000
         500,000  Diamond Cable Communication Co. sr. disc. notes
                  stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                  (United Kingdom) ++                                                348,750
       1,174,241  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003
                  [2 DBL. DAGGERS]                                                 1,045,074
       1,000,000  Heartland Wireless Communications, Inc. sr. notes 13s, 2003      1,090,000
         500,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                483,750
         750,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                  zero % (13 1/2s, 8/1/99), 2004 ++                                  587,813
       1,535,000  Telewest Communications PLC deb. stepped-coupon
                  zero % (11s, 10/1/00), 2007 (United Kingdom) ++                  1,039,963
       1,045,000  UIH Australia sr. disc. notes stepped-coupon Ser. B, zero %
                  (14s, 5/15/01), 2006 ++                                            548,625
         250,000  Videotron Holdings. sr. disc. notes stepped-coupon
                  zero % (11s, 8/15/00), 2005 (United Kingdom) ++                    196,875
         600,000  Wireless One, Inc. sr. notes 13s, 2003                             612,000
                                                                              --------------
                                                                                   7,232,090

Cellular Communications (5.5%)
--------------------------------------------------------------------------------------------
         945,000  Call-Net Enterprises sr. disc. notes stepped-coupon
                  zero % (13 1/4s, 12/1/99), 2004 ++                                 760,725
         250,000  Comunicacion Celular bonds stepped-coupon
                  zero % (13 1/8s, 11/15/00), 2003 (Colombia)++                      158,750
         250,000  Dial Call Communications, Inc. sr. disc. notes
                  stepped-coupon zero % (12 1/4s, 4/15/99), 2004 ++                  173,750
       1,000,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                  (12s, 5/1/01), 2006 ++                                             607,500
         200,000  International Wireless Inc. 144A sr. disc. notes zero %, 2001      110,000
         635,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                  (Luxembourg) ++                                                    377,825
       1,000,000  NEXTEL Communications, Inc. sr. disc. notes
                  stepped-coupon zero % (9 3/4s, 2/15/99), 2004 ++                   661,250
       1,900,000  NEXTEL Communications, Inc. sr. disc. notes
                  stepped-coupon zero % (11 1/2s, 9/1/98), 2003 ++                 1,429,750
         630,000  Orbcomm Global Capital Corp. 144A sr. notes 14s, 2004              625,275
       1,000,000  Pricellular Wireless Corp. sr. disc. notes stepped-coupon
                  zero % (12 1/4s, 10/1/98), 2003 ++                                 842,500
                                                                              --------------
                                                                                   5,747,325

Chemicals (1.8%)
--------------------------------------------------------------------------------------------
         600,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                       585,000
          85,000  Freedom Chemicals, Inc. 144A sr. sub. notes 10 5/8s, 2006           88,081
         700,000  Harris Chemical Corp. sr. secd. disc. notes 10 1/4s, 2001          722,750
         300,000  ISP Holdings, Inc. 144A sr. notes 9 3/4s, 2002                     309,750
         155,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                  zero % (13 1/2s, 8/15/01), 2008 ++                                  86,800
          85,000  Texas Petrochemical 144A sr. sub. notes 11 1/8s, 2006               90,950
                                                                              --------------
                                                                                   1,883,331

Computer Services (0.3%)
--------------------------------------------------------------------------------------------
         285,000  Unisys Corp. sr. notes 11 3/4s, 2004                               297,825

Conglomerates (0.6%)
--------------------------------------------------------------------------------------------
         600,000  Axia, Inc. sr. sub. notes Ser. B, 11s, 2001                        612,000

Consumer Durable Goods (0.2%)
--------------------------------------------------------------------------------------------
         275,000  Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                  zero % (14s, 11/15/01), 2006 ++                                    143,000
          85,000  Rayovac Corp. 144A sr. sub. notes 10 1/4s, 2006                     87,125
                                                                              --------------
                                                                                     230,125

Consumer Services (0.5%)
--------------------------------------------------------------------------------------------
         522,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                     563,760

Containers (2.2%)
--------------------------------------------------------------------------------------------
         500,000  Four M Corp. sr. notes Ser. B, 12s, 2006                           523,750
       1,360,000  Ivex Holdings Corp. sr. disc. deb. stepped-coupon
                  zero % (13 1/4s, 3/15/00), 2005 ++                               1,020,000
         500,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                  535,000
          60,000  Printpack, Inc. 144A sr. notes 10 5/8s, 2006                        62,400
         120,000  Printpack, Inc. 144A sr. notes 9 7/8s, 2004                        124,200
                                                                              --------------
                                                                                   2,265,350

Electric Utilities (4.9%)
--------------------------------------------------------------------------------------------
         250,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                     258,750
         250,000  El Paso Electric Co. 1st mtge. Ser. E, 9.4s, 2011                  266,250
         599,000  First PV Funding deb. 10.15s, 2016                                 634,940
          70,000  Hidro Pierda Aguila 144A bonds 10 5/8s, 2001 (Argentina)            71,050
       1,000,000  Long Island Lighting Co. deb. 9s, 2022                           1,021,080
       1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                 1,778,128
         500,000  Niagara Mohawk Power Corp. 1st mtge. 8 3/4s, 2022                  486,480
         570,000  Northeast Utilities System notes Ser. A, 8.58s, 2006               569,042
                                                                              --------------
                                                                                   5,085,720

Electronics (2.3%)
--------------------------------------------------------------------------------------------
         500,000  Amphenol Corp. sr. notes 10.95s, 2001                              545,270
         216,000  Amphenol Corp. sr. sub. notes 12 3/4s, 2002                        237,600
         115,000  Celestica International Ltd. 144A sr. sub. notes
                  10 1/2s, 2006 (India)                                              118,738
         135,597  Cirent Semiconductor 144A sr. sub. notes 10.22s, 2002              135,597
         136,153  Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004              136,153
       1,700,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero % (11 1/2s, 8/15/00), 2003
                  (Canada) ++                                                      1,054,000
         195,000  Motors and Gears Inc. 144A sr. notes Ser. A, 10 3/4s, 2006         199,388
                                                                              --------------
                                                                                   2,426,746

Entertainment (1.1%)
--------------------------------------------------------------------------------------------
         120,000  Guitar Center Management 144A sr. notes 11s, 2006                  126,600
         250,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                    272,500
         250,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                  (12 1/4s, 6/15/98), 2005 ++                                        230,000
         500,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005             570,000
                                                                              --------------
                                                                                   1,199,100

Environmental Control (0.2%)
--------------------------------------------------------------------------------------------
         195,000  Allied Waste Industries, Inc. 144A sr. sub. notes
                  10 1/4s, 2006                                                      199,631

Finance (0.7%)
--------------------------------------------------------------------------------------------
         715,000  MCII Holding (USA), Inc. 144A bonds zero %
                  (12.0s, 11/15/98), 2002                                            586,300
         100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                          107,000
                                                                              --------------
                                                                                     693,300

Financial Services (1.7%)
--------------------------------------------------------------------------------------------
         325,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                       331,500
         220,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                        226,600
         600,000  Keystone Group, Inc. sr. secd. notes 9 3/4s, 2003                  648,000
         165,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                         176,550
         300,000  Olympic Financial Ltd. sr. notes 13s, 2000                         330,000
         100,000  Outsourcing Solutions Inc. 144A sr. sub. notes 11s, 2006           104,250
                                                                              --------------
                                                                                   1,816,900

Food and Beverages (0.6%)
--------------------------------------------------------------------------------------------
         250,000  Canandaigua Wine Co. 144A sr. sub. notes 8 3/4s, 2003              241,563
         250,000  Mafco, Inc. sr. sub. notes 11 7/8s, 2002                           262,500
         200,000  Specialty Foods Acquisition Corp. sr. sub. notes
                  11 1/4s, 2003                                                      170,500
                                                                              --------------
                                                                                     674,563

Food Chains (1.3%)
--------------------------------------------------------------------------------------------
         500,000  Safeway, Inc. med. term notes 8.57s, 2003                          537,800
         500,000  Southland Corp. 1st priority sr. sub. deb. 5s, 2003                411,250
         500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                          385,000
                                                                              --------------
                                                                                   1,334,050

Funeral/Cemetery Services (0.1%)
--------------------------------------------------------------------------------------------
          90,000  Rose Hills Acquisition Corp. 144A sr. sub. notes
                  9 1/2s, 2004                                                        91,125

Health Care (0.2%)
--------------------------------------------------------------------------------------------
         200,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                 212,000

Hospital Management (1.6%)
--------------------------------------------------------------------------------------------
          90,000  Genesis Health Ventures, Inc. 144A sr. sub. notes
                  9 1/4s, 2006                                                        92,138
         750,000  Integrated Health Services sr. sub. notes 9 5/8s, 2002             766,875
         750,000  Tenet Healthcare Corp. sr. sub. notes 10 1/8s, 2005                828,750
                                                                              --------------
                                                                                   1,687,763

Insurance (0.5%)
--------------------------------------------------------------------------------------------
         500,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003           517,500

Lodging (1.3%)
--------------------------------------------------------------------------------------------
         850,000  Host Marriott Corp. sr. notes Ser. B, 9 1/2s, 2005                 875,500
         500,000  John Q Hammons Hotels, Inc. 1st mtge. 9 3/4s, 2005                 506,250
                                                                              --------------
                                                                                   1,381,750

Media (1.1%)
--------------------------------------------------------------------------------------------
       1,150,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                  7 1/2s, (13 1/4s, 5/1/98), 2003 ++                               1,196,000

Medical Management (0.4%)
--------------------------------------------------------------------------------------------
         500,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                     432,500

Medical Supplies and Devices (1.4%)
--------------------------------------------------------------------------------------------
       1,000,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005          1,095,000
         350,000  Wright Medical Technology, Inc. sr. secd. notes Ser. B,
                  10 3/4s, 2000                                                      355,250
                                                                              --------------
                                                                                   1,450,250

Metals and Mining (0.9%)
--------------------------------------------------------------------------------------------
        100,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                         102,250
        400,000  Renco Metals, Inc. sr. notes 11 1/2s, 2003                          416,000
        195,000  Royal Oak Mines Inc. company guaranty Ser. B, 11s,
                 2006 (Canada)                                                       200,850
        265,000  WCI Steel, Inc. 144A sr. notes 10s, 2004                            267,650
                                                                              --------------
                                                                                     986,750

Motion Picture Distribution (0.6%)
--------------------------------------------------------------------------------------------
        326,400  Cinemark Mexico USA notes Ser. B, 13s, 2003 (Mexico)
                 [2 DBL. DAGGERS]                                                    310,080
         22,100  Cinemark Mexico USA notes Ser. D, 13s, 2003 (Mexico)
                 [2 DBL. DAGGERS]                                                     20,995

        340,000  Cinemark USA sr. sub. notes 9 5/8s, 2008                            340,000
                                                                              --------------
                                                                                     671,075

Networking (0.8%)
--------------------------------------------------------------------------------------------
      1,315,000  CellNet Data Systems, Inc. 144A sr. disc. notes
                 stepped-coupon zero % (13s, 6/15/00), 2005 ++                       854,750

Office Equipment (0.1%)
--------------------------------------------------------------------------------------------
        100,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005          110,375

Oil and Gas (3.6%)
--------------------------------------------------------------------------------------------
        145,000  Abraxas Petrolem Corp. 144A sr. notes 11 1/2s, 2004                 150,438
        110,000  Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003          115,775
        100,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                    105,250
        500,000  Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                        591,250
        145,000  Forcenergy, Inc. sr. sub. notes 9 1/2s, 2006                        151,706
        130,000  Kelley Oil & Gas Corp. 144A sr. sub. notes 10 3/8s, 2006            132,600
        250,000  Maxus Energy Corp. deb. 11 1/4s, 2013                               255,625
        100,000  Maxus Energy Corp. global notes 9 7/8s, 2002                        103,000
        750,000  Maxus Energy Corp. notes 9 1/2s, 2003                               746,250
        155,000  Parker Drilling Co. 144A company guaranty 9 3/4s, 2006              160,425
        500,000  Transamerican Refining Corp. 1st mtge. stepped-coupon
                 Ser. 1, zero % (18.5s, 2/15/98), 2002 ++                            406,250
        800,000  Transtexas Gas Corp. sr. secd. notes 11 1/2s, 2002                  868,000
                                                                              --------------
                                                                                   3,786,569

Paging (3.1%)
--------------------------------------------------------------------------------------------
      1,000,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                        880,000
        750,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002             776,250
        300,000  Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                 zero % (15s, 2/1/00), 2005 ++                                       204,000
        340,000  Paging Network, Inc. 144A sr. sub. notes 10s, 2008                  340,000
        700,000  Pagemart, Inc. sr. disc. notes stepped-coupon zero %
                 (12 1/4s, 11/1/98), 2003 ++                                         544,250
        250,000  Pricellular Wireless Corp. 144A sr. notes 10 3/4s, 2004             258,750
        200,000  ProNet, Inc. sr. sub. notes 11 7/8s, 2005                           189,000
                                                                              --------------
                                                                                   3,192,250

Paper and Forest Products (2.0%)
--------------------------------------------------------------------------------------------
        350,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                             382,375
        520,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003             551,200
        300,000  Gaylord Container Corp. sr. sub. disc. deb. 12 3/4s, 2005           328,500
        750,000  Riverwood International company guaranty 10 7/8s, 2008              675,000
        150,000  Stone Container Corp. sr. notes 11 7/8s, 2016                       157,500
                                                                              --------------
                                                                                   2,094,575

Real Estate (0.6%)
--------------------------------------------------------------------------------------------
        400,000  Chelsea Piers 1st mtge. Ser. B, 12 1/2s, 2004                       392,000
         25,000  Chelsea Piers 144A 1st mtge. stepped-coupon Ser. B,
                 zero % (11s, 6/15/99), 2009 ++                                       23,375
        250,000  Tanger Properties L.P. Gtd. notes 8 3/4s, 2001 (R)                  253,835
                                                                              --------------
                                                                                     669,210

Recreation and Gaming (6.3%)
--------------------------------------------------------------------------------------------
        155,000  Alliance Gaming Corp. sr. notes 12 7/8s, 2003                       161,588
        350,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                           325,500
        550,000  Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000                  385,000
        250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                            257,500
        200,000  Capitol Queen Corp. 1st mtge. notes Ser. B, 12s, 2000
                 (In Default)+                                                       150,000
        700,000  Casino America, Inc. sr. notes 12 1/2s, 2003                        679,000
        175,000  Casino Magic Corp. 144A 1st mtge. 13s, 2003                         173,250
        500,000  Coast Hotels & Casino company guaranty Ser. B, 13s, 2002            537,500
        250,000  Elsinore Corp. 1st mtge. 20s, 2000 (In Default) +                   237,500
        500,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                         503,750
        120,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                 127,200
        700,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                      644,000
        950,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                            912,000
        357,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998              360,570
        500,000  Mohegan Tribal Gaming 144A sr. sec. notes 13 1/2s, 2002             640,000
        432,000  Trump Castle Funding Corp. sr. sub. notes 11 1/2s, 2000             436,320
                                                                              --------------
                                                                                   6,530,678

Restaurants (0.3%)
--------------------------------------------------------------------------------------------
         70,000  AmeriKing. Inc. sr. notes 10 3/4s, 2006                              71,400
        250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                 253,750
                                                                              --------------
                                                                                     325,150

Retail (2.9%)
--------------------------------------------------------------------------------------------
      1,500,000  Finlay Enterprises, Inc. sr. disc. deb. stepped-coupon
                 zero % (12s, 5/1/98), 2005 ++                                     1,286,250
        850,000  K mart Corp. med. term notes Ser. C, 7.85s, 2002                    780,513
        275,000  Loehmanns, Inc. sr. notes 11 7/8s, 2003                             291,500
        600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                          612,000
                                                                              --------------
                                                                                   2,970,263

Shipping (0.2%)
--------------------------------------------------------------------------------------------
       100,000  Newport News Shipbuilding 144A sr. notes 8 5/8s, 2006                101,800
        90,000  Newport News Shipbuilding 144A sr. sub. notes 9 1/4s, 2006            92,205
                                                                              --------------
                                                                                     194,005

Specialty Consumer Products (0.5%)
--------------------------------------------------------------------------------------------
       500,000  Herff Jones, Inc. sr. sub. notes 11s, 2005                           537,500

Steel (0.9%)
--------------------------------------------------------------------------------------------
       900,000  Ispat Mexicana, S.A. 144A deb. 10 3/8s, 2001 (Mexico)                927,000

Supermarkets (0.9%)
--------------------------------------------------------------------------------------------
       900,000  Ralphs Grocery sr. notes 10.45s, 2004                                927,000

Telecommunications (6.5%)
--------------------------------------------------------------------------------------------
       930,000  American Communication Services, Inc. sr. disc. notes
                stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                     502,200
     1,700,000  Brooks Fiber Properties, Inc. sr. disc. notes stepped-coupon
                zero % (10 7/8s, 3/1/01), 2006 ++                                  1,113,500
       115,000  Frontiervision Operating Partners L.P. sr. sub. notes 11s, 2006      114,425
     1,120,000  GST Telecommunications,Inc. company guaranty
                stepped-coupon zero % (13 7/8s, 15/15/00), 2005 ++                   649,600
       270,000  Hyperion Telecommunication sr. disc. notes stepped-coupon
                Ser. B, zero % (13s, 4/15/01), 2003 ++                               156,600
     1,270,000  ICG Holding Inc. sr. disc. notes stepped-coupon zero %
                (13 1/2s, 9/15/00), 2005 ++                                          876,300
       750,000  Intermedia Communications of Florida, Inc. sr. disc. notes
                stepped-coupon zero % (12 1/2s, 5/15/01), 2006 ++                    489,375
       450,000  Intermedia Communications of Florida, Inc. sr. notes
                Ser. B, 13 1/2s, 2005                                                515,250
     1,700,000  International Cabletel, Inc. sr. notes stepped-coupon
                Ser. B, zero % (11 1/2s, 2/1/01), 2006 ++                          1,088,000
       160,000  Omnipoint Corp. 144A sr. notes Ser. A 11 5/8s, 2006                  168,400
       160,000  Omnipoint Corp. 144A sr. notes 11 5/8s, 2006                         168,400
       500,000  Teleport Communications Group Inc. sr. disc. notes
                stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                     338,750
     1,100,000  Winstar Communications, Inc. 144A stepped-coupon
                zero % (14s, 10/15/00), 2005 ++                                      638,000
                                                                              --------------
                                                                                   6,818,800

Textiles (0.5%)
--------------------------------------------------------------------------------------------
       330,000  Polysindo International Finance company guaranty
                11 3/8s, 2006 (Indonesia)                                            354,750
       150,000  Reeves Industries Inc. bonds 11s, 2002                               144,375
                                                                              --------------
                                                                                     499,125
                                                                              --------------
                Total Corporate Bonds and Notes (cost $83,874,934)            $   87,799,638

PREFERRED STOCKS (6.1%) *
NUMBER OF SHARES                                                                       VALUE

Banks (1.7%)
--------------------------------------------------------------------------------------------
         6,240  Chevy Chase Capital Corp. Ser. A, $10.375 pfd.                $      319,800
         2,000  California Federal Bank Ser. B, $10.625 exch. pfd.                   219,000
        11,000  First Nationwide Bank $11.50 pfd.                                  1,245,750
                                                                              --------------
                                                                                   1,784,550

Broadcasting (0.4%)
--------------------------------------------------------------------------------------------
           385  Paxson Communications Corp. $12.50 pfd.
                [2 DBL. DAGGERS]                                                     365,750

Cable Television (0.5%)
--------------------------------------------------------------------------------------------
         6,427  Cablevision Systems Ser. M, $11.125 dep. shs. pfd.                   565,576

Electric Utilities (0.6%)
--------------------------------------------------------------------------------------------
         5,421  El Paso Electric Co. $11.40 pfd. [2 DBL. DAGGERS]                    596,310

Entertainment (1.1%)
--------------------------------------------------------------------------------------------
         1,059  Time Warner Inc. Ser. M, $10.25 pfd. [2 DBL. DAGGERS]              1,139,749

Gaming (0.3%)
--------------------------------------------------------------------------------------------
         3,000  Alliance Gaming Corp. Ser. B, $15.00 pfd. [2 DBL. DAGGERS]           282,000

Health Care (0.2%)
--------------------------------------------------------------------------------------------
           260  Fresenius Medical Care Ser. D, $9.00 pfd.                            264,550

Paper and Forest Products (1.0%)
--------------------------------------------------------------------------------------------
        37,100  SDW Hldgs Corp. 144A $3.50 pfd.                                    1,075,900

Publishing (0.3%)
--------------------------------------------------------------------------------------------
         2,722  K-III Communications $3.85 pfd.                                      270,839
                                                                              --------------
                Total Preferred Stocks (cost $6,010,325)                      $    6,345,224

UNITS (2.7%) *
NUMBER OF UNITS                                                                        VALUE
--------------------------------------------------------------------------------------------
            20  AmeriKing, Inc. units zero %, 2008                             $      21,200
           550  Australis Media units stepped-coupon zero %
                (14s, 5/15/00), 2003 (Australia) ++                                  299,750
            70  Celcaribe S.A. 144A units stepped-coupon zero %
                (13 1/2s, 3/15/98), 2004 ++                                          763,000
         1,100  Fitzgerald Gaming Co. units 13s, 2002                                836,000
           500  Health-O-Meter Product units 13s, 2002                               560,000
           380  Real Time Data 144A units stepped-coupon zero %
                (13 1/2s, 8/15/01), 2006 ++                                          205,200
           300  Wireless One Inc. units stepped-coupon zero %
                (13 1/2s, 8/1/01), 2006 ++                                           147,000
                                                                              --------------
                Total Units (cost $2,754,584)                                 $    2,832,150

COMMON STOCKS (2.8%) *
NUMBER OF SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
         1,800  Axia Holding Corp. 144A +                                      $      90,000
        10,062  Chesapeake Energy Corp. +                                            657,803
        10,504  Elsinore Corp. +                                                       1,050
        10,000  Exide Corp.                                                          255,000
         3,333  Finlay Enterprises, Inc.                                              49,162
        40,650  Grand Union Co. (acquired from 7/13/94
                to 1/10/95, cost $1,727,265)[DBL. DAGGER]+                           233,738
        40,000  NEXTEL Communications, Inc. Class A +                                600,000
           303  PMI Holdings Corp. +                                                  66,660
           244  Premium Holdings L.P. 144A +                                           1,222
        57,579  PSF Holdings LLC Class A                                             978,843
        12,750  Specialty Foods Corp. +                                                9,563
         4,400  Terex Corp. Rights expiration date 5/15/00                             8,800
                                                                              --------------
                Total Common Stocks (cost $4,862,747)                          $   2,951,841

CONVERTIBLE BONDS AND NOTES (1.0%) *
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
    $  140,000  GST Telecommunications, Inc. sr. disc. cv. notes
                stepped-coupon zero % (13 7/8s, 15/15/00), 2005 ++             $     130,200
       150,000  Integrated Device Technology, Inc. cv. sub. notes
                5 1/2s, 2002                                                         131,063
       100,000  National Semiconductor Corp. cv. deb. 6 1/2s, 2002                    98,375
       150,000  VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                    146,438
       800,000  Winstar Communications. Inc. cv sr. disc. notes
                zero %, 2005                                                         528,000
                                                                              --------------
                Total Convertible Bonds and Notes (cost $835,636)              $   1,034,076

CONVERTIBLE PREFERRED STOCKS (1.0%) *
NUMBER OF SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
        20,000  Cablevision Systems Corp. Ser. I, $8.50 cv. pfd.              $      407,500
        10,000  Granite Broadcasting $1.938 cv. pfd.                                 587,500
                                                                              --------------
                Total Convertible Preferred Stocks (cost $1,101,250)          $      995,000

WARRANTS (0.6%) *+
NUMBER OF WARRANTS                                                DATE                 VALUE
--------------------------------------------------------------------------------------------
        25,000  Becker Gaming Corp. 144A                          11/15/00     $       6,250
         4,550  Capital Gaming International, Inc.                  2/1/99               182
         5,260  CellNet Data Systems, Inc.                         6/15/00           163,060
           250  Comunicacion Cellular S.A. 144A (Colombia)        11/15/20            19,375
         6,000  DeGeorge Financial Corp.                            4/1/97                60
           500  Fitzgerald Gaming Co. 144A                         3/15/99                50
         6,000  Heartland Wireless Communications, Inc. 144A       4/15/00            30,000
           270  Hyperion Telecommunication 144A                    4/15/01             5,400
         4,191  Intelcom Group                                     9/15/05            64,961
           450  Intermedia Communications of Florida, Inc. 144A     6/1/00            22,500
           200  International Wireless Communications Holdings     8/15/01                 2
           492  Louisiana Casino Cruises Corp. 144A                12/1/98             8,364
           500  NEXTEL Communications Inc.                         12/1/98                10
         6,900  Pagemart, Inc. 144A                               12/31/03            56,925
           600  Petracom Holdings, Inc.                             8/1/05             4,275
         3,710  SDW Hldgs Corp. Ser. B 144A                         4/1/04            48,230
           155  Sterling Chemicals Holdings                        8/15/08             5,425
        35,000  Transamerican Refining Corp.                       2/15/02            70,000
         4,560  UCC Investor Holding, Inc.
                (acquired 3/16/94, cost $59,280)[DBL. DAGGER]     10/30/99            59,280
           101  Wright Medical Technology, Inc. 144A               6/30/03            13,083
                                                                              --------------
                Total Warrants (cost $533,729)                                $      577,432

FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) *(cost $498,525)
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
   $   920,000  Bank of Foreign Economic Affairs of Russia
                (Vnesheconombank) principal loan 144A
                8s, 2020 +##[2 DBL. DAGGERS]                                  $      534,750

SHORT-TERM INVESTMENTS (1.8%) *(cost $1,856,577)
PRINCIPAL AMOUNT                                                                       VALUE
--------------------------------------------------------------------------------------------
   $ 1,856,000  Interest in $732,975,000 joint repurchase agreement dated November 29, 1996 with Morgan (J.P.) &
                Co., Inc. due December 2, 1996 with respect to
                various U.S. Treasury obligations -- maturity value
                of $1,856,577 for an effective yield of 5.60%                 $    1,856,577
--------------------------------------------------------------------------------------------
                Total Investments (cost $102,328,307)***                      $  104,926,688
--------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $104,415,184.

***  The aggregate identified cost on a tax basis is $102,327,941, resulting in gross unrealized appreciation and depreciation of $6,349,811 and $3,751,064, respectively, or net unrealized appreciation of $2,598,747.

  +  Non-income-producing security.

 ##  When issued security.

 ++  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest income at this rate.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1996 was $293,018 or less than 1.0% of net assets.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1996 (Unaudited)

Assets
---------------------------------------------------------------------------
Investments in securities, at value
(identified cost $102,328,307) (Note 1)                        $104,926,688
---------------------------------------------------------------------------
Cash                                                                539,763
---------------------------------------------------------------------------
Dividends, interest and other receivables                         1,882,998
---------------------------------------------------------------------------
Receivable for securities sold                                        2,000
---------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                            9,341
---------------------------------------------------------------------------
Total assets                                                    107,360,790

Liabilities
---------------------------------------------------------------------------
Distributions payable to shareholders                               824,828
---------------------------------------------------------------------------
Payable for securities purchased                                  1,837,918
---------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        191,031
---------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)           19,883
---------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                           819
---------------------------------------------------------------------------
Payable for administrative services (Note 2)                          3,256
---------------------------------------------------------------------------
Other accrued expenses                                               67,871
---------------------------------------------------------------------------
Total liabilities                                                 2,945,606
---------------------------------------------------------------------------
Net assets                                                     $104,415,184

Represented by
---------------------------------------------------------------------------
Paid-in capital (Note 1)                                       $106,051,065
---------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)          (187,478)
---------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)             (4,046,784)
---------------------------------------------------------------------------
Net unrealized appreciation of investments                        2,598,381
---------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                     $104,415,184

Computation of net asset value
---------------------------------------------------------------------------
Net asset value per share ($104,415,184 divided by
7,507,107 shares)                                                    $13.91
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1996 (Unaudited)

Investment income:
----------------------------------------------------------------------------
Interest                                                          $5,235,801
----------------------------------------------------------------------------
Dividends                                                            303,451
----------------------------------------------------------------------------
Total investment income                                            5,539,252
----------------------------------------------------------------------------
Expenses:
----------------------------------------------------------------------------
Compensation of Manager (Note 2)                                  $  385,915
----------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        64,964
----------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                      6,607
----------------------------------------------------------------------------
Administrative services (Note 2)                                       5,743
----------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                         2,996
----------------------------------------------------------------------------
Reports to shareholders                                               15,619
----------------------------------------------------------------------------
Registration fees                                                        250
----------------------------------------------------------------------------
Auditing                                                              14,988
----------------------------------------------------------------------------
Legal                                                                 21,829
----------------------------------------------------------------------------
Postage                                                               38,434
----------------------------------------------------------------------------
Exchange listing fees                                                  8,085
----------------------------------------------------------------------------
Other                                                                  1,797
----------------------------------------------------------------------------
Total expenses                                                       567,227
----------------------------------------------------------------------------
Expense reduction (Note 2)                                            (2,768)
----------------------------------------------------------------------------
Net expenses                                                         564,459
----------------------------------------------------------------------------
Net investment income                                              4,974,793
----------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   1,944,174
----------------------------------------------------------------------------
Net unrealized depreciation during the period                     (1,014,944)
----------------------------------------------------------------------------
Net gain on investments                                              929,230
----------------------------------------------------------------------------
Net increase in net assets resulting from operations              $5,904,023
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                    Six months ended       Year ended
                                                         November 30           May 31
                                                                1996*            1996
-------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------
Net investment income                                   $  4,974,793     $  9,564,010
-------------------------------------------------------------------------------------
Net realized gain on investments                           1,944,174        3,310,311
-------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                            (1,014,944)       2,599,237
-------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                            5,904,023       15,473,558
-------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------
  From net investment income                              (4,954,436)      (9,771,229)
-------------------------------------------------------------------------------------
  In excess of net investment income                              --         (137,769)
-------------------------------------------------------------------------------------
Total increase in net assets                                 949,587        5,564,560
-------------------------------------------------------------------------------------
Net assets
-------------------------------------------------------------------------------------
Beginning of period                                      103,465,597       97,901,037
-------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $187,478 and
$207,835, respectively)                                 $104,415,184     $103,465,597
-------------------------------------------------------------------------------------
Number of fund shares
-------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period          7,507,107        7,507,107
-------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                                                   For the period
                                          Six months                                                June 25, 1993
                                            ended                                                   (commencement
                                         November 30                                                of operations)
                                         (Unaudited)                 Year ended May 31                to May 31
                                        -------------------------------------------------------------------------------
                                             1996                 1996               1995                 1994
                                        -------------------------------------------------------------------------------
Net asset value,
beginning of period                      $  13.78             $  13.04            $ 13.40             $  14.01+
-----------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                         .66                 1.27               1.32                 1.23
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                         .13                  .79               (.36)                (.59)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations              .79                 2.06                .96                  .64
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------
From net investment income                  (.66)                (1.30)             (1.32)               (1.22)
-----------------------------------------------------------------------------------------------------------------------
In excess of net investment income            --                  (.02)                --                 (.03)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                         (.66)                (1.32)            (1.32)                (1.25)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $  13.91              $  13.78           $ 13.04              $  13.40
-----------------------------------------------------------------------------------------------------------------------
Market value, end of period             $ 13.875              $ 13.750           $13.125              $ 13.375
-----------------------------------------------------------------------------------------------------------------------
Total investment return at
market value (%)(a)                        5.80*                15.30              9.20                 (2.52)*
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $104,415              $103,466           $97,901              $100,615
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%)(b)                            .55*                 1.04              1.00                  1.00*
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
average net assets (%)                      4.83*                 9.49             10.32                  8.82*
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     30.92*                74.70            103.91                 80.21*
-----------------------------------------------------------------------------------------------------------------------

 +  Represents initial net asset value of $14.07 less offering expenses of approximately $0.06.

 *  Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arrangements.  Prior period ratios exclude these amounts. (Note 2)




Notes to financial statements
November 30, 1996 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income with a secondary objective of capital growth. The fund intends to achieve its objective by investing in high-yielding income securities. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Discounts on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1996, the fund had a capital loss carryover of approximately $5,970,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

      Loss Carryover           Expiration
     ----------------     ------------------
    $    307,000              May 31, 2002
       4,212,000              May 31, 2003
       1,451,000              May 31, 2004

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid monthly. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,884. These expenses are being amortized on a straight-line basis over a five-year period.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1996, fund expenses were reduced by $2,768 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $800 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1996, purchases and sales of investment securities other than short-term investments aggregated $31,327,323 and $33,015,435, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



Results of December 5, 1996 shareholder meeting


A meeting of shareholders of the fund was held on December 5, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                           Votes
                                  Votes for              withheld

Jameson Adkins Baxter             3,801,449               107,070
Hans H. Estin                     3,802,570               105,949
John A. Hill                      3,805,014               103,505
Ronald J. Jackson                 3,804,511               104,008
Elizabeth T. Kennan               3,799,684               108,835
Lawrence J. Lasser                3,804,705               103,814
Robert E. Patterson               3,805,942               102,577
Donald S. Perkins                 3,803,816               104,703
William F. Pounds                 3,805,390               103,129
George Putnam                     3,807,086               101,433
George Putnam, III                3,802,201               106,318
Eli Shapiro                       3,796,228               112,291
A.J.C. Smith                      3,806,622               101,897
W. Nicholas Thorndike             3,803,732               104,787

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 3,777,779 votes for, and 41,897 votes against, with 88,843 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments was approved as follows:
3,073,406 votes for, and 135,934 votes against, with 699,179 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 2,974,295 votes for, and 206,508 votes against, with 727,716 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans through purchases of debt obligations, repurchase agreements and securities loans was approved as follows:
2,835,786 votes for, and 371,687 votes against, with 701,046 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities or commodity contracts was approved as follows: 2,870,448 votes for, and 344,066 votes against, with 694,005 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 2,890,471 votes for, and 317,289 votes against, with 700,759 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 2,817,228 votes for, and 379,313 votes against, with 711,978 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 2,804,291 votes for, and 392,282 votes against, with 711,946 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction which limits the fund's ability to pledge assets was approved as follows: 2,797,899 votes for, and 401,590 votes against, with 709,030 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas and mineral interests was approved as follows: 2,942,199 votes for, and 251,029 votes against, with 715,291 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investing to gain control of a company's management was approved as follows: 2,900,498 votes for, and 304,435 votes against, with 703,586 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in other investment companies was approved as follows: 2,925,828 votes for, and 265,405 votes against, with 717,286 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



------------------------------------------------------------------------

* CHANGE IN INVESTMENT POLICY

In September the Trustees, at the request of Putnam Management, approved a change in Putnam Managed High Yield Trust's investment policy. Before adoption of the change, the fund was restricted to investment in securities with a minimum rating of B. Under the new policy, the rating floor was moved one full category down; the fund may now invest up to 5% of its assets in securities rated, at the time of investment, Caa by Moody's or CCC by Standard & Poor's, or in unrated securities of comparable quality.

The change brings the fund's policy into conformity with the policies of Putnam's other high-yield bond funds and the competing funds to which it is compared in the marketplace. It will also permit the fund to participate in the full range of high-yield investments.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Peter Carman
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

29943-590   1/97